Information About Geographic Areas And Major Customers (Tables)	12 Months Ended
Dec. 31, 2012
Information About Geographic Areas And Major Customers [Abstract]
Schedule Of Total Revenues Attributed To Geographic Areas

	Total revenues
	Year ended December 31,
	2010	2011	2012

North America	$14,679	$16,822	$8,720
Europe (without Italy)	24,640	16,640	8,262
Italy	10,610	9,291	2,947
Asia (without China)	7,466	6,230	6,949
China	3,922	7,193	11,323
Others	13,697	16,097	11,748

	$75,014	$72,273	$49,949

Schedule Of Total Long-Lived Assets Attributed To Geographic Areas

	Total long-lived assets
	December 31,
	2011	2012

Israel	$3,107	$2,218
Romania	1,273	948
Other	446	272

	$4,826	$3,438

Summary Of Percentages Of Net Sales From Major Customers

	% of consolidated revenue
	Year ended December 31,
	2010	2011	2012

Customer A	*) -	*) -	16.31%
Customer B	*) -	10.3%	*) -
*)	Less than 10% of the Company's consolidated revenues.